SIGNIFICANT ACCOUNTING POLICIES: Financial instruments policy (Policies)	12 Months Ended
Jan. 31, 2023
Policies
Financial instruments policy

Financial instruments

The following is the Company’s accounting policy for financial instruments under IFRS 9:

Financial assets

(i) Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

(ii) Measurement

Financial assets at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed to profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are recognized in profit and loss in the period in which they arise.

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income is calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

(iii) Impairment of financial assets at amortized cost

IFRS 9 uses the expected credit loss (“ECL”) model. The credit loss model groups receivables based on similar credit risk characteristics and days past due in order to estimate bad debts. The ECL model applies to the Company’s receivables.

An ‘expected credit loss’ impairment model requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

(iv) Derecognition

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

Financial liabilities are designated as either: (i) FVTPL; or (ii) other financial liabilities. All financial liabilities are classified and subsequently measured at amortized cost except for financial liabilities at FVTPL. The classification determines the method by which the financial liabilities are carried on the statements of financial position subsequent to inception and how changes in value are recorded.

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or when they expire.  The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and/or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Gains and losses on derecognition are generally recognized in profit or loss.